Consolidated statements of changes in equity - USD ($) $ in Millions		Total		Number of Ordinary Shares in Issue [Member]	Share Capital [Member]	Accumulated Other Comprehensive Income [Member] [1]	Other Reserves [Member] [2]	Retained Earnings [Member]	Equity Attributable to Owners of Parent [Member]	Non-controlling Interests [Member]
Beginning balance (Previously Stated [member]) at Dec. 31, 2014		$ 3,663.3			$ 3,470.8	$ (1,766.8)	$ 130.3	$ 1,704.5	$ 3,538.8	$ 124.5
Beginning balance (Increase (Decrease) Due to Corrections of Prior Period Errors [Member]) at Dec. 31, 2014	[3]	(7.6)				0.9		(8.5)	(7.6)
Beginning balance at Dec. 31, 2014	[3]	3,655.7			3,470.8	(1,765.9)	130.3	1,696.0	3,531.2	124.5
Beginning balance, shares (Previously Stated [member]) at Dec. 31, 2014				771,416,491
Beginning balance, shares at Dec. 31, 2014	[3]			771,416,491
(Loss)/profit for the year | Previously Stated [member]		(242.6)
(Loss)/profit for the year	[3]	(247.8)						(247.3)	(247.3)	(0.5)
Other comprehensive income | Previously Stated [member]		(636.6)
Other comprehensive income	[3]	(635.5)	[4],[5]			(635.5)			(635.5)
Total comprehensive income | Previously Stated [member]		(879.2)
Total comprehensive income	[3]	(883.3)				(635.5)		(247.3)	(882.8)	(0.5)
Dividends declared	[3]	(27.2)						(15.1)	(15.1)	(12.1)
Share-based payments from continuing operations	[3]	10.7					10.7		10.7
Share-based payments from discontinued operations	[3]	0.2					0.2		0.2
Exercise of employee share options	[3]	0.2			0.2				0.2
Exercise of employee share options, shares	[3]			5,177,671
Ending balance (Previously Stated [member]) at Dec. 31, 2015		2,768.0
Ending balance at Dec. 31, 2015	[3]	2,756.3			3,471.0	(2,401.4)	141.2	1,433.6	2,644.4	111.9
Ending balance, shares at Dec. 31, 2015	[3]			776,594,162
(Loss)/profit for the year | Previously Stated [member]		173.7
(Loss)/profit for the year	[3]	169.1						158.2	158.2	10.9
Other comprehensive income | Previously Stated [member]		121.4
Other comprehensive income	[3]	121.4	[4],[5]			121.4			121.4
Total comprehensive income | Previously Stated [member]		295.1
Total comprehensive income	[3]	290.5				121.4		158.2	279.6	10.9
Dividends declared	[3]	(39.4)						(39.2)	(39.2)	(0.2)
Share-based payments from continuing operations	[3]	14.0					14.0		14.0
Share-based payments from discontinued operations	[3]	0.4					0.4		0.4
Shares issued	[3]	151.5			151.5				151.5
Shares issued, shares	[3]			38,857,913
Exercise of employee share options, shares	[3]			5,154,870
Ending balance (Previously Stated [member]) at Dec. 31, 2016		3,189.6
Ending balance at Dec. 31, 2016	[3]	3,173.3			3,622.5	(2,280.0)	155.6	1,552.6	3,050.7	122.6
Ending balance, shares at Dec. 31, 2016	[3]			820,606,945
(Loss)/profit for the year		(7.7)						(18.7)	(18.7)	11.0
Other comprehensive income		279.2	[4],[5]			279.2			279.2
Total comprehensive income		271.5				279.2		(18.7)	260.5	11.0
Dividends declared		(63.4)						(62.8)	(62.8)	(0.6)
Dividends advanced		(5.8)								(5.8)
Share-based payments from continuing operations		26.8					26.8		26.8
Share-based payments from discontinued operations		0.6					0.6		0.6
Exercise of employee share options, shares				7,272
Ending balance at Dec. 31, 2017		$ 3,403.0			$ 3,622.5	$ (2,000.8)	$ 183.0	$ 1,471.1	$ 3,275.8	$ 127.2
Ending balance, shares at Dec. 31, 2017				820,614,217

[1]	Accumulated other comprehensive income mainly comprises foreign currency translation.
[2]	Other reserves include share-based payments and share of equity accounted investee's other comprehensive income. The aggregate of Accumulated other comprehensive income and Other reserves in the consolidated statement of changes in equity is disclosed in the Consolidated statement of financial position as other reserves.
[3]	As Restated - Refer note 40 for further details.
[4]	All items can be subsequently reclassified to the income statement.
[5]	Includes deferred tax of US$nil (2016: US$nil and 2015: US$nil).